Liquidity (Details) - USD ($)		12 Months Ended
	Oct. 02, 2025	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Liquidity [Abstract]
Net losses		$ (4,805,561)	$ (1,410,465)	$ (1,295,163)
Net cash used in operating activities		(4,507,975)	(968,808)	(2,528,503)
Working capital		5,691,913	5,179,766
Cash and restricted cash		$ 4,104,105	$ 3,694,456	$ 5,734,747	$ 7,717,615
Public offering with net proceeds	$ 6,340,000